Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 11,000,665
Recognized at fair value through profit or loss	(809,919)	₩ (632,324)
Ending balance	10,476,853	11,000,665
Beginning balance	16,128,644
Recognized at fair value through profit or loss	2,682	38
Ending balance	14,597,106	16,128,644
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	(2,824)
New transactions	0	0
Recognized at fair value through profit or loss	0	2,824
Ending balance	0	0
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,682	5,107
New transactions	0	0
Recognized at fair value through profit or loss		(1,425)
Ending balance	₩ 2,257	₩ 3,682